Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

March 5, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.W.

Washington, D.C. 20549

Re:    Schwab Capital Trust (File Nos. 33-62470 and 811-7704)

Schwab S&P 500 Index Fund	Schwab MarketTrack All Equity Portfolio – Investor Shares

Schwab Small-Cap Index Fund	Schwab MarketTrack Growth Portfolio – Investor Shares

Schwab Total Stock Market Index Fund	Schwab MarketTrack Growth Portfolio – P Shares

Schwab International Index Fund	Schwab MarketTrack Balanced Portfolio – Investor Shares

Schwab Premier Equity Fund	Schwab MarketTrack Conservative Portfolio – Investor Shares

Schwab Large-Cap Growth Fund	Schwab Target 2010 Fund

Schwab Core Equity Fund	Schwab Target 2020 Fund

Schwab International Core Equity Fund	Schwab Target 2030 Fund

Schwab Dividend Equity Funds	Schwab Target 2040 Fund

Schwab Small-Cap Equity Fund	Schwab Target 2015 Fund

Schwab Hedged Equity Fund	Schwab Target 2025 Fund

Schwab Financial Services Fund	Schwab Target 2035 Fund

Schwab Health Care Fund	Schwab Fundamental US Large Company Index Fund

Schwab Balanced Fund	Schwab Fundamental US Small-Mid Company Index Fund

Laudus Small-Cap MarketMasters Fund – Investor Shares	Schwab Fundamental International Large Company Index Fund

Laudus Small-Cap MarketMasters Fund – Select Shares	Schwab Fundamental Emerging Markets Index Fund

Laudus International MarketMasters Fund – Investor Shares	Schwab Fundamental International Small-Mid Company Index Fund

Laudus International MarketMasters Fund – Select Shares

Post-Effective Amendment No. 106

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, each prospectus and Statement of Additional Information, dated February 28, 2011, for the above-named funds that would have been filed pursuant to Rule 497(c) does not differ from each prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Audra Mai

Audra Mai

Corporate Counsel

Charles Schwab Investment Management, Inc.